Inventory (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Inventory [Line Items]
Inventory	$ 83	$ 95
Natural gas [Member]
Inventory [Line Items]
Inventory	16	17
LNG [Member]
Inventory [Line Items]
Inventory	14	26
Materials and other [Member]
Inventory [Line Items]
Inventory	$ 53	$ 52